SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Schedule of Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.5%
Air Freight & Logistics — 0.8%
FedEx Corp.	688	182,795

Auto Components — 0.9%
Magna International, Inc.	2,363	186,306

Automobiles — 1.7%
Daimler AG	2,322	195,764
General Motors Co.*	3,440	168,594
		364,358
Banks — 6.6%
Bank of Montreal	2,236	222,176
Citizens Financial Group, Inc.	4,816	210,893
Credit Agricole SA	13,502	194,609
DNB Bank ASA*	8,514	179,564
KB Financial Group, Inc.*	4,128	187,865
Signature Bank	950	246,363
United Overseas Bank Ltd.	9,890	188,080
		1,429,550
Beverages — 1.8%
Constellation Brands, Inc.	860	181,580
Monster Beverage Corp.*	2,064	201,385
		382,965
Biotechnology — 1.4%
Natera, Inc.*	1,462	173,145
Zai Lab Ltd.*	860	121,635
		294,780
Building Products — 0.8%
Fortune Brands Home & Security, Inc.	1,892	184,224

Capital Markets — 4.9%
Ameriprise Financial, Inc.	688	187,762
Franklin Resources, Inc.	5,676	184,130
Goldman Sachs Group Inc. (The)	693	286,562
Morgan Stanley	2,408	251,468
Partners Group Holding AG	86	152,463
		1,062,385
Chemicals — 2.9%
Chemours Co. (The)	6,393	214,230
Mosaic Co. (The)	6,907	222,267
Solvay SA	1,376	180,217
		616,714
Communications Equipment — 0.8%
Telefonaktiebolaget LM Ericsson	14,878	176,187

Construction & Engineering — 1.8%
AECOM*	2,838	186,059
Quanta Services, Inc.	1,960	200,116
		386,175
Construction Materials — 0.9%
Cemex SAB de CV*	224,116	185,426

Electric Utilities — 1.9%
Enel SpA	21,758	198,206
Exelon Corp.	4,300	210,786
		408,992
Electrical Equipment — 2.7%
Fuji Electric Co. Ltd.	3,870	167,855
Schneider Electric SE	1,204	215,038
Signify NV	3,442	192,674
		575,567
Entertainment — 2.2%
NetEase, Inc.	8,342	151,988
Nintendo Co. Ltd.	344	165,643
Roku, Inc.*	430	151,532
		469,163
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings, Inc.*	3,956	224,147
J Sainsbury plc	49,622	207,609
		431,756
Food Products — 0.9%
Darling Ingredients, Inc.*	2,620	195,190

Health Care Equipment & Supplies — 1.9%
DENTSPLY SIRONA, Inc.	2,924	180,411
Hoya Corp.	1,376	222,695
		403,106
Health Care Providers & Services — 0.5%
Amedisys, Inc.*	602	110,437

Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	1,204	181,382

Household Durables — 1.0%
Sony Group Corp.	2,064	213,426

Industrial Conglomerates — 2.0%
3M Co.	1,032	200,972
Siemens AG	1,386	230,430
		431,402
Insurance — 1.8%
Legal & General Group plc	51,342	190,922
Prudential Financial, Inc.	1,892	200,325
		391,247
Interactive Media & Services — 6.5%
Alphabet, Inc.*	258	746,639
Baidu, Inc.*	8,858	174,032
Facebook, Inc.*	1,290	489,400
		1,410,071
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd.*	12,040	256,208

IT Services — 6.0%
Accenture plc	860	289,442
Fujitsu Ltd.	946	174,803
Infosys Ltd.	11,438	272,453
PayPal Holdings, Inc.*	946	273,072
Visa, Inc.	1,290	295,539
		1,305,309
Life Sciences Tools & Services — 0.8%
Syneos Health, Inc.*	1,978	183,519

Machinery — 1.0%
Caterpillar, Inc.	1,032	217,618

Metals & Mining — 1.6%
BHP Group Ltd.	5,676	189,204
Boliden AB	4,730	164,755
		353,959
Multiline Retail — 1.8%
Next plc	1,634	177,880
Target Corp.	860	212,403
		390,283
Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips	3,440	191,023
Kinder Morgan, Inc.	10,492	170,705
Neste Oyj	2,924	177,898
Pioneer Natural Resources Co.	1,406	210,436
Santos Ltd.	34,830	154,006
		904,068
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	3,440	229,999
Elanco Animal Health, Inc.*	5,332	177,982
Eli Lilly & Co.	946	244,342
Ipsen SA	1,720	171,933
		824,256
Professional Services — 0.9%
Stantec, Inc.	4,042	194,767

Real Estate Investment Trusts — 1.9%
American Tower Corp.	774	226,140
VICI Properties, Inc.	5,676	175,445
		401,585
Real Estate Management & Development — 0.9%
Daiwa House Industry Co. Ltd.	6,106	186,526

Road & Rail — 1.0%
TFI International, Inc.	1,978	223,134

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom, Inc.	527	262,030
NVIDIA Corp.	1,376	308,017
Taiwan Semiconductor Manufacturing Co. Ltd.	3,096	368,455
Tokyo Electron Ltd.	430	184,901
		1,123,403
Software — 7.1%
Microsoft Corp.	3,096	934,620
Netcompany Group A/S	1,634	210,869
ServiceNow, Inc.*	344	221,412
Zendesk, Inc.*	1,290	159,444
		1,526,345
Specialty Retail — 3.4%
Advance Auto Parts, Inc.	860	174,451
JD Sports Fashion plc	14,402	200,091
Kingfisher plc	36,464	175,794
RH*	263	184,276
		734,612
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	3,268	496,181
Lenovo Group Ltd.	162,454	180,055
Logitech International SA	1,462	149,448
		825,684
Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.*	430	179,934
Pandora A/S	1,290	154,394
		334,328
Trading Companies & Distributors — 1.8%
Brenntag SE	1,892	190,824
ITOCHU Corp.	6,622	199,576
		390,400
Wireless Telecommunication Services — 1.1%
MTN Group Ltd.*	25,284	233,245

TOTAL COMMON STOCKS
(Cost $21,051,737)		21,282,853

MONEY MARKET FUND— 1.5%
First American Treasury Obligations Fund, Class X , 0.013% (a)	308,463	308,463
TOTAL MONEY MARKET FUND (Cost $308,463)		308,463
TOTAL INVESTMENTS —100.0%
(Cost $21,360,200)		21,591,316
OTHER ASSETS AND LIABILITIES — 0.0%+		9,987
NET ASSETS — 100.0%		21,601,303

* Non-income producing security.
+ Represents less than 0.05% of net assets.
(a) The rate shown is the annualized seven-day net yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P. Faith Investor Services LLC is licensed to use GICS sector classification through its licensed agreement with S&P.

FIS Knights of Columbus Global Belief ETF invested,
as a percentage of net assets, in the following countries as of August 31, 2021:

Australia	1.6%
Belgium	0.8%
Canada	3.8%
Cayman Islands	3.3%
Denmark	1.7%
Finland	0.8%
France	2.7%
Germany	2.9%
Hong Kong	0.8%
India	1.3%
Ireland	1.3%
Italy	0.9%
Japan	7.0%
Mexico	0.9%
Netherlands	0.9%
Norway	0.8%
South Korea	0.9%
Singapore	0.9%
South Africa	1.1%
Sweden	1.6%
Switzerland	1.4%
Taiwan, Province of China	1.7%
United Kingdom	4.4%
United States	56.5%
100.0%

SHP ETF Trust
Notes to Quarterly Schedule of Investments
August 31, 2021 (Unaudited)

Investment Valuation
The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of August 31, 2021 for the Fund based upon the three levels defined above:

FIS Knights of Columbus Global Belief ETF	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Investments
Common Stocks *	$21,282,853	$-	$-	$21,282,853
Money Market Fund	$308,463	$-	$-	$308,463
Total Investments	$21,591,316	$-	$-	$21,591,316

* See Schedule of Investments for segregation by industry type.